CONTINGENCIES AND COMMITMENTS (Details Narrative)		1 Months Ended		13 Months Ended
	Jan. 11, 2021 USD ($)	Dec. 31, 2022 USD ($)	May 27, 2020 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)
CONTINGENCIES AND COMMITMENTS (Details Narrative)
Loan Received From Bank	$ 20,000		$ 40,000
Total Amount Received From Bank				$ 60,000
Contract Payment Required				1,761,000
Payments Upon Termination				$ 1,093,000
Maturity Date				December 31, 2025
Forgiven Amount		$ 20,000
Interest Rate				5.00%
Repayment Of Loan				$ 40,000
Paycheck Protection Program Loan Amount					$ 631,906
Loan Expiration Period				2 years